Intangible assets and goodwill - Carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable mount (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill.
Terminal value growth rate	2.00%	2.00%
Budgeted adjusted EBITDA margin	30.40%	26.20%
Discount rate - WACC (before taxes)	11.30%	14.70%